SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other liabilities	$ 213.3	$ 195.0	$ 202.8
Deferred income tax liability	744.7	724.1	604.2
Deficit	(1,603.8)	(1,113.0)	(1,805.5)
Non-controlling interest	88.8	86.3	$ 90.8
Current portion of lease liabilities	37.4	40.3
Increase (decrease) due to application of IFRS 16
Right-of-use assets	146.7	170.1
Provisions	(1.4)	(1.4)
Lease liabilities	179.5	205.2
Other liabilities	(4.3)	(3.4)
Deferred income tax liability	(7.1)	(8.0)
Deficit	19.8	21.9
Non-controlling interest	$ (0.2)	$ (0.4)